Statements Of Changes In Shareholders’ Deficit - USD ($)	Common Shares	Additional Paid in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
BALANCE at Dec. 31, 2017	$ 128,344	$ 8,468,547	$ (16,304,351)	$ (9,993)	$ (7,717,453)
BALANCE (in Shares) at Dec. 31, 2017	6,120,000
Issuance of common shares for conversion of related party debt to equity	$ 5,200	4,042,552			4,047,752
Issuance of common shares for conversion of related party debt to equity (in Shares)	260,000
Debt discount on related party loans		4,019			4,019
Defined pension plan adjustments				(1,261)	(1,261)
Net loss			(5,146,766)		(5,146,766)
BALANCE at Dec. 31, 2018	$ 133,544	12,515,118	(21,451,117)	(11,254)	(8,813,709)
BALANCE (in Shares) at Dec. 31, 2018	6,380,000
Issuance of common shares for conversion of related party debt to equity	$ 11,595	8,011,605			8,023,200
Issuance of common shares for conversion of related party debt to equity (in Shares)	580,000
Debt discount on related party loans		8,540			8,540
Beneficial conversion feature on convertible loans		65,608			65,608
Defined pension plan adjustments				(7,444)	(7,444)
Net loss			(5,447,145)		(5,447,145)
BALANCE at Dec. 31, 2019	$ 145,139	20,600,871	(26,898,262)	(18,698)	(6,170,950)
BALANCE (in Shares) at Dec. 31, 2019	6,960,000
Beneficial conversion feature on convertible loans		24,911			24,911
Beneficial conversion feature on related party convertible loan		24,100			24,100
Defined pension plan adjustments				(683)	(683)
Net loss			(2,861,435)		(2,861,435)
BALANCE at Dec. 31, 2020	$ 145,139	$ 20,649,882	$ (29,759,697)	$ (19,381)	$ (8,984,057)
BALANCE (in Shares) at Dec. 31, 2020	6,960,000